Stockholders' Equity (Deficit) (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 29, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 5,523,706	$ 6,026,070
Common Stock, Shares Authorized		200,000,000	200,000,000
Common Stock, Par Or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		20,000,000	20,000,000
Preferred Stock, Par Or Stated Value Per Share		$ 0.001	$ 0.001
Compensation For Services [Member]
Class of Stock [Line Items]
Common Stock To Be Issued				500,000
Warrant
Class of Stock [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 500,321
Investor Relations
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other			166,668
Stock Issued During Period, Value, Other			$ 296,669
Private Placement
Class of Stock [Line Items]
Payments of stock issuance costs		$ 553,428	$ 1,071,568
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.65	$ 2.50
Adjustments to Additional Paid in Capital, Warrant Issued			$ 2,072,911
Stock Issued During Period, Shares, Issued for Services			37,838
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 70,000
Class Of Warrant Or Right Of Warrants Or Rights Expiring Period		60 months	36 months
Issuance Of Common Stock Shares		4,875,020	6,040,921
Proceeds from Issuance of Private Placement		$ 4,800,000	$ 10,100,000
Private Placement | Subsequent Event
Class of Stock [Line Items]
Issuance Of Common Stock Shares	418,182
Proceeds from Issuance of Private Placement	$ 460,000